Organization and Nature of Operations (Details) - shares			6 Months Ended
	Mar. 31, 2023	Feb. 09, 2021	Jun. 30, 2025	Jun. 30, 2024
Organization and Nature of Operations [Line Items]
Ownership percentage			100.00%
Ordinary shares (in Shares)	309,375
Haozhen Shandong [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			30.00%
Haozhen Beijing [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			3.00%
Hongli Cayman [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares (in Shares)		100
VIE [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			100.00%	100.00%